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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds

(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

Registered Agent Solutions, Inc.

7288 Hanover Green Drive

Mechanicsville, VA 23111

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 338-3383 .

Date of fiscal year end: 6/30/21 .

Date of reporting period: 7/1/20 to 6/30/21 .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2021 IS ATTACHED BELOW.

PFM Funds

Annual Report

June 30, 2021

pfm FUNDS

For further information on the PFM Funds, call 1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) files its complete schedule of month-end portfolio holdings on Form N-MFP and on its website listed above. The Trust’s Form N-MFP filings are available on the SEC’s website at http://www.sec.gov.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2021 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Annual Report for PFM Funds (the “Trust”) for the fiscal year ended June 30, 2021. Safety of principal and liquidity remain our top priorities when managing the Trust’s Government Select Series (the “Fund”).

Economic Update

The aftermath of the sharp economic contraction in the first part of 2020 remains with us in the form of ultra-low interest rates and economic uncertainty. The economy has rebounded this year to make up some lost ground, but significant gaps in employment and output remain. While the coronavirus peak may well be behind us, the way forward is far from clear. Monetary policy is greatly stimulative and the various initiatives to provide fiscal support have boosted the economy thus far in 2021, but they will soon play out. Meanwhile, we believe supply constraints, changing work behavior and the threat of inflation cloud the market outlook.

With that as a backdrop, let us review the events that got us here…

After a tumultuous first half of the fiscal year, the U.S. remained in the throes of the coronavirus despite glimpses of an ongoing economic recovery. Moving forward, we believe the distribution and efficacy of the approved vaccines will be crucial as the nation works to mitigate the damage caused to the physical health and financial well-being of the population at large.

On August 27, 2020, Federal Reserve (the “Fed”) Chairman, Jerome Powell, announced a major shift in the Fed’s stance on inflation: over the coming years, the monetary policymaking body will allow the inflation rate to temporarily run above the traditional 2% target. This creates opportunities for extended periods of low interest rates as the Fed will no longer be pressured to raise rates following a period of high inflation. In this same meeting, Chairman Powell announced a new approach to the Fed’s goal of stabilizing prices. Employment numbers that breach the estimated maximum sustainable level will no longer be the sole cause for policy concerns or discussions. In 2021, we have no reason to believe that the Fed will deviate from these policies and that rates will remain, at least by historical standards, at or near their lows until at least 2023.

Optimism began to rise in the fourth quarter of 2020 as key economic indicators showed economic recovery. Throughout the quarter, the yield curve steepened with long-term rates rising due to increased long-term inflation expectations. The steepening was also caused by the prospect for further stimulus measures, which came to fruition as the $1.9 trillion American Rescue Plan Act of 2021 was passed in early March 2021. The bill is meant to directly address the public health and economic crises by establishing nationwide stimulus and assistance programs and funding vaccine distributions.

November and December marked what many believe to be the beginning of the end of the pandemic. Both the Pfizer-BioNTech and Moderna vaccines were shown to be effective and received FDA emergency use authorization in December. Since then, more than 170 million people have received at least one vaccination. How effectively the federal and individual state governments can continue to distribute these vaccines and achieve the necessary herd immunity is, we believe, the key question, as we believe only then will our economy truly begin to recover in earnest.

With the public health situation drastically improving and pent-up consumer demand being released, personal consumption in the first quarter of 2021 grew at the second-fastest pace since the 1960s. Over 850,000 jobs were added in June with notable gains in leisure and hospitality, public and private education, and health care. With more Americans continuing to find jobs, the number of Americans filing for first-time unemployment benefits fell below 400,000 for the first time in over a year.

Due to the quicker than expected recovery, the April 2021 Federal Open Market Committee (the “FOMC”) meeting minutes revealed that some FOMC officials began contemplating the timing and communication around a potential tapering of asset purchases. The FOMC remains “attuned and attentive” to the inflation outlook amid supply shortages and other risk factors.

PFM Funds Annual Report | June 30, 2021   1

Despite significant progress toward economic recovery, headwinds persist and mixed signals remain. Demand is recovering faster than supply, triggering supply chain bottlenecks and wage-price pressures. Inflation is also rising sooner than in previous cycles, with core consumer prices recently showing the sharpest monthly increase since 1982. Still, the prevailing sentiment is that the current wave of inflation is likely to be transitory in nature. However, at this same time, it is important to note that because of stronger inflation data, interest rate-sensitive industries such as housing may witness some stunted growth.

Looking forward, economists and strategists have modest long-term growth projections as uncertainty remains a key characteristic of our current environment. Perhaps the term “cautious optimism” best describes the current mood as we near what we hope to be the final innings of the pandemic.

Portfolio Strategy

An ultra-low short-term interest rate environment presents unique challenges in managing the Fund since opportunities are limited and there is fierce competition for income-earning assets. We actively managed the Fund with a priority on defending against the volatile markets that we have witnessed over the period. The strategy during much of 2020 and into the first months of 2021 focused on positioning the portfolio to take advantage of continued Fed intervention and identifying relative value between allowable sectors, as well as selecting securities that fit the objectives of the Fund. Over the fiscal year, our sector preferences shifted as market conditions evolved. For example, in the summer and fall of 2020, Federal Agencies offered relative value over comparable U.S. Treasury securities with consistent supply of new issuances that lasted until the end of 2020, at which point we began to favor the use of repurchase agreements.

The combination of the Fed’s new rate policy, its stance on inflation and full employment, and its willingness to provide liquidity and support to the markets has reduced volatility and restored market liquidity. Moreover, a yield premium surfaced in longer-maturity securities while short-term rates remain relatively flat. This type of environment requires a keen focus on active management and relative value strategies.

Given that short- term interest rates are highly dependent on the economic outlook and monetary policy, we monitor these factors and stand ready to manage the Fund accordingly. As always, our primary objectives are to protect the value of the Fund shares and to provide liquidity for investors. We will continue to work hard to achieve these goals, while focusing on maintaining and/or increasing investment yields in a prudent manner during these trying and volatile times.

Respectfully,

PFM Asset Management LLC

June 30, 2021

2   PFM Funds Annual Report | June 30, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of PFM Funds Government Select Series (the “Fund”) as of June 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PFM Funds investment companies since 1999.

Philadelphia, Pennsylvania

August 27, 2021

PFM Funds Annual Report | June 30, 2021   3

FINANCIAL HIGHLIGHTS

Government Select Series – Institutional Class

For a share outstanding throughout each period.(1)

	Year Ended June 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.0003	0.013	0.021	0.012	0.004
Total From Operations	0.0003	0.013	0.021	0.012	0.004
Less: Distributions
Net Investment Income	(0.0003)	(0.013)	(0.021)	(0.012)	(0.004)
Total Distributions	(0.0003)	(0.013)	(0.021)	(0.012)	(0.004)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.03%	1.34%	2.12%	1.18%	0.41%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,696,127	$2,237,555	$1,049,888	$907,484	$948,853

Ratio of Expenses to Average Net Assets	0.13%	0.21%	0.22%	0.23%	0.19%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.20%	0.21%	0.22%	0.23%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.03%	1.15%	2.11%	1.18%	0.41%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	(0.04)%	1.15%	2.11%	1.18%	0.40%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other money market funds that invest exclusively in the types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in: U.S. Government Securities; repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other money market funds that invest exclusively in these securities. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the performance that Government Select Series would have achieved during these periods under its current investment policies.

The accompanying notes are an integral part of these financial statements.

4   PFM Funds Annual Report | June 30, 2021

STATEMENT OF NET ASSETS

Government Select Series

June 30, 2021

Maturity			Face
Date(1)	Rate(2)		Amount	Value
Government Agency & Instrumentality Obligations (92.83%)
Fannie Mae Notes
7/6/21	0.33%	(daily SOFR + 0.28%)(3)	$15,000,000	$15,000,281
5/6/22	0.28%	(daily SOFR + 0.23%)(3)	14,000,000	14,026,451
Federal Farm Credit Bank Discount Notes
8/13/21	0.14%		10,000,000	9,998,328
Federal Farm Credit Bank Notes
7/7/21	0.29%	(daily SOFR + 0.24%)(3)	35,000,000	34,999,913
7/15/21	0.14%	(daily SOFR + 0.09%)(3)	15,000,000	15,000,000
8/27/21	0.13%		12,150,000	12,198,781
9/24/21	0.20%	(1-month USD LIBOR + 0.11%)(3)	13,000,000	13,002,615
10/20/21	0.10%	(1-month USD LIBOR + 0.16%)(3)	15,000,000	14,999,927
11/3/21	0.09%	(daily SOFR + 0.04%)(3)	35,000,000	35,000,000
1/11/22	0.10%	(daily SOFR + 0.05%)(3)	20,000,000	20,000,000
1/12/22	0.37%	(daily SOFR + 0.32%)(3)	5,000,000	5,000,000
2/22/22	0.15%	(daily SOFR + 0.10%)(3)	15,000,000	15,000,000
6/1/22	0.09%	(daily SOFR + 0.04%)(3)	20,000,000	19,998,328
8/22/22	0.09%	(daily SOFR + 0.04%)(3)	32,000,000	32,002,983
2/3/23	0.10%	(daily FED + 0.0%)(3)	30,000,000	30,000,000
2/17/23	0.10%	(daily FED + 0.0%)(3)	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes
7/14/21	0.04%		40,000,000	39,999,422
7/16/21	0.04%		50,000,000	49,999,167
8/18/21	0.04%		35,000,000	34,998,180
9/15/21	0.03%		17,000,000	16,999,103
9/29/21	0.05%		50,000,000	49,994,375
Federal Home Loan Bank Notes
8/3/21	0.05%		50,000,000	49,998,834
8/24/21	0.07%		13,000,000	13,036,888
8/25/21	0.11%	(daily SOFR + 0.055%)(3)	35,000,000	35,000,000
9/29/21	0.35%	(daily SOFR + 0.30%)(3)	15,000,000	15,000,000
10/4/21	0.10%	(daily SOFR + 0.05%)(3)	20,000,000	20,000,000
12/20/21	0.06%	(daily SOFR + 0.005%)(3)	35,000,000	35,000,000
4/26/22	0.11%	(daily SOFR + 0.06%)(3)	5,000,000	5,000,000
Freddie Mac Notes
8/12/21	0.14%		17,486,000	17,505,886
1/3/22	0.36%	(daily SOFR + 0.31%)(3)	20,000,000	20,000,000
U.S. Treasury Bills
7/13/21	0.05%		15,000,000	14,999,750
7/20/21	0.06%		35,000,000	34,998,984
7/22/21	0.09%		65,000,000	64,996,459
7/29/21	0.02%		30,000,000	29,999,621
8/10/21	0.02%		25,000,000	24,999,444
8/19/21	0.06%		25,000,000	24,997,958
8/26/21	0.05%		35,000,000	34,997,550
9/2/21	0.04%		60,000,000	59,995,800
9/16/21	0.06%		40,000,000	39,995,294
9/28/21	0.02%		35,000,000	34,998,486
10/5/21	0.03%		50,000,000	49,996,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2021   5

STATEMENT OF NET ASSETS

Government Select Series

June 30, 2021

Maturity		Face
Date(1)	Rate(2)	Amount	Value
U.S. Treasury Bills (continued)
10/14/21	0.04%	$30,000,000	$29,996,500
10/19/21	0.04%	15,000,000	14,998,281
10/21/21	0.04%	25,000,000	24,996,889
10/26/21	0.05%	25,000,000	24,996,019
12/9/21	0.04%	20,000,000	19,996,601
12/16/21	0.04%	35,000,000	34,993,793
U.S. Treasury Notes
7/15/21	0.03%	49,751,520	49,957,607
7/15/21	0.12%	25,000,000	25,024,069
7/31/21	0.09%	75,000,000	75,103,015
7/31/21	0.12%	30,000,000	30,052,666
8/15/21	0.06%	20,000,000	20,051,297
8/31/21	0.08%	15,000,000	15,026,041
9/30/21	0.06%	40,000,000	40,143,578
10/31/21	0.10%	15,000,000	15,057,414
11/15/21	0.09%	5,000,000	5,035,708
3/31/22	0.08%	15,000,000	15,201,936
3/31/22	0.07%	20,000,000	20,045,915
Total Government Agency & Instrumentality Obligations (Amortized Cost $1,574,412,137)			1,574,412,137
Repurchase Agreements (7.02%)
BofA Securities
7/1/21	0.05%	119,100,000	119,100,000
(Dated 6/30/21, repurchase price $119,100,165, collateralized by Fannie Mae securities, 1.50%-2.50% maturing 11/1/50, market value $121,482,001)
Total Repurchase Agreements (Amortized Cost $119,100,000)			119,100,000
Total Investments (99.85%) (Amortized Cost $1,693,512,137)			1,693,512,137
Other Assets and Liabilities, Net (0.15%)(4)			2,614,630
Net Assets (100.00%)			$1,696,126,767
Net Assets Consist of:
Institutional Class Shares (applicable to 1,696,126,767 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			$1,696,126,767

FED: Federal Reserve Overnight Bank Funding Rate

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

(1)	Actual maturity dates unless otherwise noted.
(2)	Yield-to-maturity at original cost unless otherwise noted.
(3)	Floating rate instrument based on index parenthetically noted. Represents rate in effect on the report date.
(4)	Includes fees payable to PFM Asset Management LLC of $42,356, subscriptions receivable of $8,508, redemptions payable of $16,208 and subscriptions received in advance of $3,626,015, as well as other assets and liabilities. There were no fees payable to the Trust's Independent Trustees at June 30, 2021.

The accompanying notes are an integral part of these financial statements.

6    PFM Funds Annual Report | June 30, 2021

STATEMENT OF OPERATIONS

Government Select Series

Year Ended June 30, 2021

Investment Income
Interest Income	$3,009,105
Expenses
Advisory Fees	1,351,923
Administrative Fees	387,504
Audit Fees	40,105
Cash Management Fees	45,623
Custody Fees	41,640
Insurance Premiums	65,373
Legal Fees	234,675
Registration Fees	33,683
Transfer Agent Fees	1,550,014
Trustee Fees and Expenses	45,800
Other Expenses	32,238
Total Expenses	3,828,578
Less Administration Fee Waivers	(160,735)
Less Investment Advisory Fee Waivers	(155,746)
Less Transfer Agent Fee Fee Waivers	(1,122,497)
Less Expenses Paid Indirectly	(15,830)
Net Expenses	2,373,770
Net Investment Income	635,335
Net Realized Gain on Sale of Investments	18,106
Net Increase in Net Assets Resulting from Operations	$653,441

STATEMENT OF CHANGES IN NET ASSETS

Government Select Series

	Year Ended	Year Ended
	June 30,	June 30,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$635,335	$16,087,198
Net Realized Gain on Sale of Investments	18,106	63,060
Net Increase in Net Assets from Operations	653,441	16,150,258
Distributions to Shareholders
Distributable Earnings	(653,441)	(16,150,258)
Total Distributions	(653,441)	(16,150,258)
Capital Share Transactions (at $1.00 per share)
Issued	9,533,701,527	11,660,755,992
Redeemed	(10,075,783,291)	(10,849,239,656)
Distributions Reinvested	653,441	16,150,258
Net (Decrease) Increase from Capital Share Transactions	(541,428,323)	1,187,666,594
Total (Decrease) Increase in Net Assets	(541,428,323)	1,187,666,594
Net Assets
Beginning of Year	2,237,555,090	1,049,888,496
End of Year	$1,696,126,767	$2,237,555,090

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2021   7

NOTES TO FINANCIAL STATEMENTS

A. Organization

PFM Funds (the “Trust”), a Virginia business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust is currently comprised of one investment portfolio, Government Select Series (the “Fund”), interests in which are represented by a separate series of shares of the Trust. The Fund currently has established two classes of its shares: Institutional Class shares (“Institutional Class”) and CB Investors Class shares; however, as of June 30, 2021, no shares of CB Investors Class had as yet been issued.

The Fund is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Effective October 3, 2016, the Fund adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities, and shares of other government money market funds. Prior to October 3, 2016, the Fund invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities.

B. Summary of Significant Accounting Policies

The Fund follows the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies of the Fund are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of the security, premium or discount at the purchase date and time to maturity. It is the Trust’s policy to compare the amortized cost and market values of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.	Dividends from net investment income and net realized short-term gains on investments are declared daily and, unless a shareholder has elected to receive cash dividends, reinvested in additional shares of the Fund on the last day of each month. Income, common expenses and realized gains and losses are allocated to the classes of the Fund based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of the Fund, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	The Fund invests in repurchase agreements secured by U.S. Government Securities. Collateral for repurchase agreements is held by the Fund’s custodian bank until maturity of the repurchase agreement. The Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. These disclosures are included within the Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by the Fund at June 30, 2021 is $119,100,000 and they are collateralized by $121,482,001 of non-cash collateral.

8   PFM Funds Annual Report | June 30, 2021

5.	The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute to its shareholders all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2021, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.	The Fund evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

C.	Subsequent Events

The Fund has evaluated subsequent events prior to the issuance of these financial statements. On July 7, 2021, U.S. Bancorp Asset Management Inc. (“USBAM”), a subsidiary of U.S. Bank, N.A., entered into a definitive agreement to purchase PFMAM, as well as its subsidiary PFM Fund Distributors, Inc. ("PFMFD") (the “Transaction”). The Transaction would constitute a change of control of PFMAM and is expected to be completed in the fourth quarter of 2021, subject to regulatory approval and satisfaction of customary closing conditions. Other than the Transaction, no other events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

D.	Fair Value Measurements

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair values of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of the Fund’s investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by the Fund are categorized as Level 2.

E.	Fees and Charges

PFM Asset Management LLC (“PFMAM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFMAM to provide investment advisory, administration, and transfer agent services to the Fund. Fees are calculated daily and payable monthly.

The investment advisory fees payable by the Fund under the Trust’s investment advisory agreement with PFMAM are calculated at the following annual percentage rates of the Fund’s average daily net assets:

Fund Average Daily Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

PFM Funds Annual Report | June 30, 2021   9

The administration fees payable by the Fund under the Trust’s administration agreement with PFMAM are calculated at the annual rate of 0.02% of the average daily net assets of the Fund.

The transfer agency fees payable by the Institutional Class of shares of the Fund under the Trust’s transfer agent agreement with PFMAM are calculated at the annual rate of 0.08% of the average daily net assets of the Fund attributable to the Institutional Class of shares.

Effective June 25, 2020, the Trust entered into a Fee Deferral Agreement with PFMAM, on behalf of the Fund (the “Fee Deferral Agreement”) pursuant to which PFMAM may, but is not obligated to, temporarily waive all or any portion of any of the fees payable to it by the Fund any time that the monthly distribution yield of the Fund for the prior calendar month has been less than 0.50% per annum. Any waiver of fees pursuant to the Fee Deferral agreement may be modified or terminated by PFMAM at any time. Upon the request of PFMAM, the Fund is obligated by the Fee Deferral Agreement to pay to PFMAM the fees that have previously been waived by PFMAM pursuant to the agreement, provided that: (i) the monthly distribution yield of the Fund for the month preceding any such payment was greater than 0.50% per annum; (ii) fees paid by the Fund to PFMAM under the Fee Deferral Agreement must be fees that were waived by PFMAM not more than 36 months prior to the month in which payment is to be made by the Fund; and (iii) the amount of fees paid by the Fund in any month under the Fee Deferral Agreement may not exceed 15% of the aggregate fees that otherwise would be payable to PFMAM for such month.

The chart that follows depicts the fees waived by PFMAM and any amounts reimbursed and deemed recoverable under the Fee Deferral Agreement since its inception, as well as the amounts which remain to be recoverable as of June 30, 2021 and the fiscal year in which recoverable unreimbursed amounts expire.

	Government Select Series		Institutional Class
	Investment	Administration	Transfer Agent
	Advisory Fees	Fees	Fees
Fee Deferrals	$155,746	$160,735	$1,122,497
Amounts Reimbursed	-	-	-
Amounts Unrecoverable	-	-	-
Remaining Recoverable	$155,746	$160,735	$1,122,497
Fee Deferrals Not Reimbursed Become Unrecoverable in Fiscal Year-End:
June 30, 2024	$155,746	$160,735	$1,122,497

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Institutional Class of the Fund to bear certain expenses in connection with the distribution of its shares. PFMFD serves as the distributor of shares of the Fund pursuant to a distribution agreement with the Trust. PFMFD is a wholly-owned subsidiary of PFMAM. No fee is payable by the Fund to PFMFD; however, the Distribution Plan authorizes the Fund to reimburse PFMFD for expenses incurred by PFMFD in connection with the sale, promotion and distribution of the Institutional Class shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund attributable to shares of the Institutional Class in any year. Payments made under the Distribution Plan may be made only as determined from time to time by the Board. For the year ended June 30, 2021, there were no expenses paid by the Institutional Class pursuant to the Distribution Plan.

The Trust pays fees to each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other expenses. During the year ended June 30, 2021, cash management fees payable by the Fund were reduced by $15,830 as a result of earnings credits from cash balances maintained by the Fund with the Trust’s depository bank.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no indemnification-related claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

10   PFM Funds Annual Report | June 30, 2021

F. Governmental Accounting Standards (Unaudited)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures relating to the investment portfolio as of June 30, 2021 have been provided for the information of shareholders.

Credit Risk

The investment policies and investment restrictions of the Fund are set forth in the Fund’s Prospectus and Statement of Additional Information. Certain of the investment restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As of June 30, 2021, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	%
AA+	36.4%
A-1+	11.9%
Exempt(1)	51.7%

(1) Represents investments in U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Fund include the ratings of collateral underlying repurchase agreements in effect at June 30, 2021. Securities with a long-term rating of A or higher are equivalent to the highest short-term rating category based on S&P rating methodology.

Concentration of Credit Risk

The Fund may not purchase any security if 25% or more of its total assets (valued at market value) would then be invested in the securities of issuers in the same industry (exclusive of U.S. Government Securities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than U.S. Government Securities or shares of another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by U.S. Government Securities.

Although the Fund may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Principal Investment Strategies” in the Prospectus). The Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into a repurchase agreement maturing or subject to put in more than seven days if thereafter more than 5% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin. The Fund may not purchase securities of any other investment company if such purchase would cause the Fund to own more than 3% of the outstanding shares of the other investment company. The Fund may not purchase an illiquid investment (including a repurchase agreement maturing or subject to put in more than seven days) if thereafter more than 5% of the value of its net assets would be invested in illiquid investments. Investments included in this 5% limit are: (i) those which are restricted (i.e., those which cannot be freely sold for legal reasons); (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

The Fund’s investments at June 30, 2021 included investments representing greater than 5% of the net assets of the Fund in the securities of the following issuers:

Issuer	%
BofA Securities Inc.(1)	7.0%
Federal Farm Credit Bank	15.8%
Federal Home Loan Bank	21.5%
U.S. Treasury	51.6%

(1)	This issuer is a counterparty to a repurchase agreement entered into by the Fund. This repurchase agreement is fully collateralized by U.S. Government securities.

PFM Funds Annual Report | June 30, 2021   11

Interest Rate Risk

The Fund’s investment policy seeks to limit exposure to market value fluctuations due to changes in interest rates by: (i) requiring that the Fund maintain a dollar-weighted average maturity of not greater than sixty days; and (ii) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less. The dollar-weighted average maturity of the investment portfolio of the Fund at June 30, 2021 was 46 days. The value and weighted average maturity of the types of investments held by the Fund at June 30, 2021 are as follows:

Type of Investments	Value	Maturity
Cash and Cash Equivalents	$4,292,370	1 Day
U.S. Government Agency Discount Notes	201,988,574	46 Days
U.S. Government Agency Notes	496,770,886	10 Days
U.S. Treasury Bills	564,953,430	75 Days
U.S. Treasury Notes	310,699,247	71 Days
Repurchase Agreement	119,100,000	1 Day
Total	$1,697,804,507

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (i) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (ii) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; (iii) for instruments subject to demand features, the effective maturity is assumed to be the period remaining until the principal amount of the security may be recovered through the demand feature; and (iv) the effective maturity of cash and cash equivalents is assumed to be one day. Refer to the Schedule of Net Assets included in the Financial Statements for further information.

12   PFM Funds Annual Report | June 30, 2021

PFM FUNDS BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Each Trustee serving on the Board was elected by shareholders of the Trust. Under the Trust’s bylaws, each Trustee holds office until a successor is selected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the Board, subject to restrictions imposed by the 1940 Act, which are described in the Fund’s Statement of Additional Information.

The following table sets forth information about the Trust’s Trustees and Officers.

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Trustee)

INDEPENDENT TRUSTEES

Veenita Bisaria Trustee (2020), Birthyear: 1960 Other directorships: None	Investment and Risk Manager, Tennessee Valley Authority Retirement Systems, 1997 to present; (1)

Michael P. Flanagan Trustee (2008), Chairman of the Board (2018) Birthyear: 1949 Other directorships: None	Retired. State Superintendent of Education, State of Michigan, 2005 to 2015; (1)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (1)

Brian M. Marcel Trustee (2008), Chairman of the Nominating and Governance Committee (2018) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District, 1994 to present; (1)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc.* (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC (2009 to present); (1)

Brian J. Sanker	Director, PFM Asset Management LLC, 2004-present
Vice President (2020)
Birthyear: 1979
Other directorships: None

Daniel R. Hess	Managing Director, PFM Asset Management LLC, 2001 to present
Secretary (2012) and Treasurer (2019)
Birthyear: 1974
Other directorships: None

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008- 2011

*Public Financial Management, Inc. is related to the Adviser.

PFM Funds Annual Report | June 30, 2021   13

Each Independent Trustee receives from the Trust an annual retainer of $9,000 plus $750 for each meeting of the Board or one of the Board's committees attended in person and $500 for each such meeting attended by telephone. The Chairman of the Board and the Chair of each committee receives an additional $ 1,500 annual retainer. Fees for attending committee meetings are not paid if such meetings are held the same day as a Board meeting. The Trust does not pay retirement or pension benefits to any of its officers or Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. For the year ended June 30, 2021, total fees paid to the Independent Trustees were $45,750.

The Trust has previously established an Advisory Board; however, at June 30, 2021 there were no members of the Advisory Board. Members of the Advisory Board do not receive compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and operates in accordance with the Committee's charter. The Audit Committee’s functions are: to oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and to undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met two times during the year ended June 30, 2021.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met three times during the year ended June 30, 2021.

The mailing address of each Trustee and Officer is 213 Market Street, Harrisburg, PA 17101.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers, and is available, without charge, upon request by calling (800) 338-3383.

14    PFM Funds Annual Report | June 30, 2021

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Fund does not charge its shareholders transaction-based fees; however, as with all mutual funds, the Fund incurs operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2021.

This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $ 1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Fund for the Six Months Ended June 30, 2021

	Beginning	Ending	Expenses Paid per
Based on Actual Fund Expenses and Returns	Account Value	Account Value	$1,000 During Period (1)
Government Select Series - Institutional Class	$1,000.00	$1,000.11	$0.41

Based on Actual Fund Expenses and a Hypothetical 5% Return
Government Select Series - Institutional Class	$1,000.00	$1,024.38	$0.42

(1)	Expenses are equal to the annualized expense ratio of 0.08% (after fee waivers) for the Institutional Class during the most recent fiscal half-year, multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Fund does not charge its shareholders transaction-based fees; however, other funds to which the Fund is compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

PFM Funds Annual Report | June 30, 2021    15

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Fund’s Investment Advisory Agreement

At a meeting held on June 24, 2021, the Trust’s Board, including a majority of the Trust’s Independent Trustees, unanimously approved the renewal of the investment advisory agreement between the Trust, on behalf of the Fund, and PFMAM (the “Advisory Agreement”) for an additional annual period. The meeting was held by Webex/telephone, rather than in person, in reliance on an order issued by the Securities and Exchange Commission (the “SEC”) exempting registered investment companies from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) in light of the risks and operational challenges that would be associated with meeting in person during the COVID-19 pandemic.

In making its determination to renew the Advisory Agreement, the Board considered information furnished throughout the year in connection with its regular meetings, as well as materials furnished specifically for purposes of the Board’s evaluation of the renewal proposal. In connection with their deliberations, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. Attention was given by the Trustees to all information furnished. However, no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The following discussion notes the primary considerations relevant to the Board’s deliberations and determinations.

Nature, Scope and Quality of Services. In assessing the nature, scope and quality of services provided by PFMAM, the Independent Trustees considered the structure and capabilities of PFMAM, including technology and operational support, which support the services provided to the Trust and the Fund, as well as the experience and qualifications of PFMAM personnel providing services to the Trust. They also considered PFMAM's research and portfolio management capabilities, its strong focus on credit review and analysis, as well as its administrative and compliance infrastructure, including PFMAM's ability to provide high quality administrative, transfer agency and other services to the Fund. The Independent Trustees noted their overall satisfaction with the nature, quality and extent of services provided by PFMAM and concluded that the Fund was receiving all services required from PFMAM under the Advisory Agreement, and that the services provided were of very high quality.

Comparative Advisory Fees and Expenses. The Independent Trustees considered the advisory fee and expenses of the Fund compared to the average and median advisory fees and expenses of a peer group of institutional U.S. government money market funds constructed by Broadridge Financial Solutions, Inc. (the "Broadridge Peer Group"), and concluded that the investment advisory fee of the Fund is fair and among the lowest charged by PFMAM to funds that invest in money market investments and for which PFMAM serves as investment adviser, and that the advisory fee of the Fund and expense ratio of the Institutional Class of the Fund each are lower than the average and median advisory fees and expense ratios of similar money market funds managed by other investment advisers, as shown by the Broadridge Peer Group information.

Profitability. The Independent Trustees observed that PFMAM's profits from its relationship with the Fund have declined during the past several years due primarily to the decrease in the total net assets of the Trust and the Fund. With respect to such profits, they determined that PFMAM's profits from its relationship with the Fund have been reasonable and that, given the investment performance of the Fund and superior service levels and quality, the profits realized by PFMAM from its relationship with the Trust and the Fund are not excessive.

Benefits to PFMAM. The Independent Trustees determined that PFMAM does not receive any significant indirect benefits from its relationship with the Trust or the Fund and does not receive any "float" benefit in connection with transfers of funds in connection with the purchase or redemption of shares of the Fund.

Economies of Scale. The Independent Trustees noted that economies of scale in an investment adviser's costs of services may be realized when a fund's assets increase significantly. They determined that the current advisory fee rate, and aggregate fees payable by the Fund to PFMAM as a percent of the net assets of the Fund, which are low in comparison to other institutional U.S. government money market funds, reflect a sharing with the Fund of the benefit of economies of scale previously realized by PFMAM when total net assets of the Fund were greater than is presently the case. The Independent Trustees determined, in this respect, that the Fund continues to experience the benefit of a comparatively lower investment advisory fee notwithstanding the decrease in total net assets of the Fund and the Trust that has been experienced, which has reduced PFMAM's profitability with respect to the Fund. In addition, the Independent Trustees noted that the schedule of fees set forth in the Advisory Agreement provided the Fund with the opportunity to benefit from further economies of scale if, in the future, there is growth in the total net assets of the Fund.

16    PFM Funds Annual Report | June 30, 2021

Investment Performance. The Independent Trustees took note of the fact that the gross investment performance of the Fund was the same as or superior to the average gross investment performance of institutional U.S. government money funds as reported by iMoneyNet and of funds included in the Broadridge Peer Group and the peer group of U.S. government money market funds with assets between $1 billion and $5 billion as reported by Crane Data LLC (the "Crane Data Peer Group") for each of the calendar years 2018, 2019 and 2020 and for the first quarter of 2021. They also took note of the fact that, on a net basis (after fees and expenses), the investment performance of the Institutional Class of shares of the Fund exceeded the average net investment performance of institutional U.S. government money market funds as reported by iMoneyNet and of funds included in the Broadridge Peer Group and the Crane Data Peer Group for calendar years 2018, 2019 and 2020 and for the first quarter of 2021.

In considering the comparative investment performance of the Fund, the Independent Trustees recognized that net performance of the Fund had been adversely affected by the increase in its expense ratio resulting from a decline in recent years of total net assets of the Fund and was not a result of the rates of fees payable to PFMAM by the Fund, given that the fee rates payable by the Fund to PFMAM have not changed and, in the aggregate, are lower than the aggregate average and median contractual fee rates payable by other institutional U.S. government money market funds, as indicated by data relating to the Broadridge Peer Group.

The Independent Trustees also reviewed and discussed the nature and quality of administration, accounting and transfer agent services that PFMAM provides to the Trust and reviewed the fees paid by the Fund to PFMAM for these services. They noted that the fee paid by the Fund for administrative services is lower than the average fee paid for administrative services by funds in the Broadridge Peer Group. With respect to the fees paid to PFMAM pursuant to the transfer agent Agreement, the Independent Trustees recognized that the fee payable by the Fund are higher than the average and median fees paid by Broadridge Peer Group funds for transfer agent services, but concluded that the fees payable by the Fund are appropriate given the nature, scope and quality of services provided by PFMAM in its capacity as transfer agent.

The Independent Trustees also considered the total rate of fees payable by the Fund to PFMAM and the net expenses of the Fund. They observed that the total rate of fees payable by the Fund to PFMAM for advisory, administrative and transfer agent services is lower than the average total rate of fees for such services paid by funds in the Broadridge Peer Group (both before and after the impact of fee waivers of those other funds). The services provided by PFMFD pursuant to the Distribution Agreement were also considered by the Independent Trustees, and they concluded that PFMFD was providing the Fund with all required services and that such services were of high quality.

The Independent Trustees concluded that: PFMAM continues to do an outstanding job in providing investment advisory, administration and transfer agent services to the Trust and the Fund (and, in particular, has delivered high quality investment advisory services in recent years in a low interest rate environment, as well as during the current COVID-19 pandemic); the Trust benefits from the high ethical standards that are adhered to by PFMAM and its personnel; and PFMAM has delivered excellent value to the Fund.

General Conclusions. The Independent Trustees determined that the services provided by PFMAM to the Trust and the Fund were of very high quality and concluded that they were very satisfied with the services provided to the Trust and the Fund by PFMAM and PFMFD and satisfied with the fees, expenses and investment performance of the Fund. No single factor reviewed by the Independent Trustees was identified by them as the principal factor in determining whether to approve the continuations of the Agreements. Based upon the considerations and conclusions set forth above, and other factors deemed relevant, the renewal of the Advisory Agreement was unanimously approved by the Board and by a separate vote of the Independent Trustees

PFM Funds Annual Report | June 30, 2021    17

Investment Adviser, Administrator & Transfer Agent

PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101

Distributor

PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101

Custodian

State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Depository Bank

U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel

Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

213 Market Street

Harrisburg, Pennsylvania 17101

1-800-338-3383

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2021, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/21	6/30/20
(a) AUDIT FEES:	$39,900	$39,900

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES:	$0	$0

(d) ALL OTHER FEES:	$0	$0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULE OF INVESTMENTS IS INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 13. Exhibits.

(a)(1)   THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED EFFECTIVE FEBRUARY 3, 2014 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2)   THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3)   NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(a)(4)   NOT APPLICABLE.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/3/2021	.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/3/2021	.

By (Signature and Title)*	/s/ Daniel R. Hess
Daniel R. Hess, Treasurer

Date	9/3/2021	.

* Print the name and title of each signing officer under his or her signature.